Fair Value Measurement - Additional information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Fair Value Measurements
Transfers from/to levels	$ 0	$ 0	$ 0	$ 0
Working capital loan
Fair Value Measurements
Borrowings recorded at fair value	$ 2,690,000		$ 2,690,000